Segment Reporting - Summary of Operating Results Segment Wise (Parenthetical) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Details Of Other Operating Costs [Line Items]
Other Wages And Salaries	€ 10,916
Transaction costs related to the Business Combination	205,059
Employee Gift Expenses	1,500
Zegna NonExecutive Directors [Member] | Private Warrants [Member]
Details Of Other Operating Costs [Line Items]
Class of Warrants or Rights Issued During the Period ,Value	1,236
Performance Share Units [Member]
Details Of Other Operating Costs [Line Items]
Shares Granted Value Under Share Based Arrangement	5,380
Costs Related To The Business Combination [Member]
Details Of Other Operating Costs [Line Items]
Transaction costs related to the Business Combination	34,092
write-off of non-refundable prepaid premiums	566
Costs Related To The Business Combination [Member] | Zegna [Member]
Details Of Other Operating Costs [Line Items]
Share issue related cost	114,963
Costs Related To The Business Combination [Member] | IIAC [Member]
Details Of Other Operating Costs [Line Items]
Share issue related cost	€ 37,906
Stock Issued During Period Shares New Issues	5,031,250
Write Downs And Disposal [Member] | Agnona [Member]
Details Of Other Operating Costs [Line Items]
Write Down Related To Stake	€ 144
Percentage of voting equity interests acquired	30.00%
Loss Incurred Before Sale Of Business	€ 6,006
Write Downs And Disposal [Member] | Agnona [Member] | US
Details Of Other Operating Costs [Line Items]
Income from sale of right of use of asset	1,266
Costs related to lease agreements [Member] | US
Details Of Other Operating Costs [Line Items]
Provisions Relating To A Lease Agreement	12,192
Costs related to lease agreements [Member] | IT
Details Of Other Operating Costs [Line Items]
Legal Expenses Related To A Lease Agreement	1,492
Costs related to lease agreements [Member] | GB
Details Of Other Operating Costs [Line Items]
Legal Expenses Related To A Lease Agreement		€ 3,000
Accrued Property Taxes Related To A Lease Agreement	€ 1,829